Class A, Class C, Class R3, Trust Class and Institutional Class | Neuberger Berman International Large Cap Fund
Neuberger Berman International Large Cap Fund
Neuberger Berman Equity Funds®

Supplement to the Summary Prospectuses and Prospectuses, each dated December 16, 2013, and the Statement of Additional Information, dated December 16, 2013 (as amended December 23, 2013)

Neuberger Berman International Large Cap Fund

Class A, Class C, Class R3, Trust Class and Institutional Class

Effective June 2, 2014, the fund’s Summary Prospectuses, Prospectuses, and Statement of Additional Information are each amended to reflect that Neuberger Berman International Large Cap Fund’s name has changed to Neuberger Berman International Select Fund.

Effective June 2, 2014, the fund’s Summary Prospectuses and Prospectuses are revised as follows:

The first paragraph in the “Principal Investment Strategies” section of the Summary Prospectuses and Prospectuses is deleted and replaced with the following:

To pursue its goal, the Fund invests mainly in foreign companies, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in companies with a market capitalization greater than $2.5 billion at the time of purchase.

The fifth paragraph in the “Principal Investment Strategies” section of the Summary Prospectuses and Prospectuses is deleted and replaced with the following:

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

The paragraph titled “Large-Cap Stock Risk” in the “Principal Investment Risks” section of the Summary Prospectuses and Prospectuses is deleted and replaced with the following:

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.